Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Common stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized	146,000,000	146,000,000
Ordinary shares, shares issued	7,243,514	7,203,514
Common stock, shares outstanding	7,243,514	7,203,514
Previously Reported
Preferred stock, par value (in Dollars per share)	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.0001
Common stock, shares authorized	500,000,000
Ordinary shares, shares issued	19,635,912
Common stock, shares outstanding	19,635,912
PLUM ACQUISITION CORP. I
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Ordinary shares subject to possible redemption	3,255,593	31,921,634
Ordinary shares subject to possible redemption per value (in Dollars per share)	$ 10.92	$ 10.15
Series A preferred stock
Preferred stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	35,920,813	35,920,813
Preferred stock, shares issued	35,920,813	35,920,813
Preferred stock, shares outstanding	35,920,813	35,920,813
Series A-1 preferred stock
Preferred stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	44,228,636	44,228,636
Preferred stock, shares issued	40,569,493	35,054,036
Preferred stock, shares outstanding	40,569,493	35,054,036
Series A-2 preferred stock
Preferred stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	41,000,000	41,000,000
Preferred stock, shares issued	12,660,067
Preferred stock, shares outstanding	12,660,067
Class A Ordinary Shares | PLUM ACQUISITION CORP. I
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	7,980,409	0
Common stock, shares outstanding	7,980,409	0
Class B Ordinary Shares | PLUM ACQUISITION CORP. I
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	0	7,980,409
Common stock, shares outstanding	0	7,980,409